Income Taxes	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income Taxes [Text Block]

14. Income Taxes

a) Income tax recognized in profit or loss:

	2022	2021	2020

Canadian current tax expense	$-	$-	$-
Foreign current tax expense	-	-	-
Deferred tax expense	-	-	-
Total	-	-	-

b) Reconciliation of accounting and taxable income, for the years ended December 31 are as follows:

	2022	2021	2020

Net income (loss) for the year before taxes	$(743,228)	(4,073,315)	$(1,580,285)
Combined federal and provincial income tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	(200,672)	(1,099,000)	(426,677)
Increase (decrease) resulting from
Non-deductible and others items	(29,000)	318,000	(17,000)
Change in unrecognized deferred tax assets	229,672	781,000	443,677
Income tax expense	$-	$-	$-

c) The components of the deferred tax asset (liability) balances for the years ended December 31, are as follows:

	2022	2021

Deferred tax assets
Non-capital losses	$9,101,000	$8,595,000
Equipment and other	225,000	225,000
Withholding tax credits	412,000	412,000
Un-deducted SR&ED expenditure pool	412,000	412,000
Investment tax credit	196,000	196,000
Share issuance costs	32,000	32,000
Royalty payable	438,000	715,000
Unrecognized deferred tax assets	(10,816,000)	(10,587,000)
	$-	$-

Deferred tax assets in respect of losses and other temporary differences are recognized when it is more likely than not, that they will be recovered against profits in future periods. No deferred tax asset has been recognized as this criteria has not been met.

At December 31, 2022, the Company has Canadian non-capital losses totalling approximately $33,708,000 that expire beginning in 2026:

Year of Expiry	Amount
2026	6,000
2027	16,000
2028	533,000
2029	863,000
2031	1,664,000
2032	2,290,000
2033	39,000
2034	3,908,000
2035	4,356,000
2036	3,583,000
2037	6,062,000
2038	2,790,000
2039	3,407,000
2040	1,878,000
2041	440,000
2042	1,873,000
$33,708,000